Sale Leaseback (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Sale Leaseback [Abstract]
Total lease payment	$ 3,804,106
Less: imputed interest and principal	(3,804,106)
Total current portion of sale leaseback obligation as of December 31, 2018